Consolidated Balance Sheets and Statements of Operations and Comprehensive Loss Components - Intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Net Carrying Value	$ 139	$ 223	$ 334
Estimated aggregate amortization expense to be recognized in future
2017	$ 100	100
2018		$ 100
Minimum
Intangible assets
Life		3 years
Maximum
Intangible assets
Life		7 years
Patent license
Intangible assets
Life	7 years	7 years	7 years
Gross Carrying Amount	$ 780	$ 780	$ 780
Accumulated Amortization	641	557	446
Net Carrying Value	$ 139	$ 223	$ 334